--------------------------------------------------------------------------------
                                  T. Rowe Price
--------------------------------------------------------------------------------
                                Semiannual Report
                               Prime Reserve Fund
--------------------------------------------------------------------------------
                                November 30, 1999
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
================================================================================
PRIME RESERVE FUND
------------------

     * A series of three interest rate hikes during the six months ended November 30 helped boost money market yields.

     * The Prime Reserve Fund achieved solid performance as its return exceeded that of its Lipper peer group average.

     *    The PLUS Shares also  exceeded  the Lipper  average by a slim  margin,
          despite  the  higher  expenses   associated  with  the  shares'  added
          services.

     * We reduced the fund's weighted average maturity as interest rates rose.

     *    We are focusing on providing attractive yields.

================================================================================
UPDATES AVAILABLE
-----------------

     FOR UPDATES ON T. ROWE PRICE FUNDS FOLLOWING THE END OF EACH CALENDAR QUARTER, PLEASE SEE OUR WEB SITE AT WWW.TROWEPRICE.COM.

================================================================================
FELLOW SHAREHOLDERS
-------------------

     The U.S. economy continued its remarkable run of strong, steady growth during the six and 12 months ended November 30, 1999, and signs of inflation were modest. Nonetheless, the Federal Reserve raised the federal funds target rate three times, and interest rates overall rose significantly. Money market funds largely benefited, a trend reflected in the performance of the Prime Reserve Fund and the PLUS Shares.

MARKET ENVIRONMENT
------------------

     There was little doubt during the past six months that the U.S. economy was on solid footing. Annual GDP data have painted an attractive picture, with growth rates fluctuating between 3.5% and 4.5% for nearly four years now. Moreover, the consumer and producer price indices (CPI and PPI), the most commonly reported inflation figures, have generally appeared subdued. During the past spring and summer, however, economic data hinted at an increase in inflationary pressure. Although economic growth did not overheat, the engines of that growth -- including strong consumer spending fueled by rising stock markets and home prices, improved productivity, and faster information flow due to the Internet -- remained in high gear.

     [Chart showing interest rates for one-year Treasury bills, 90-day Treasury bills, and the Federal Funds Target Rate 11/30/98 through 11/30/99.]

     Prior to summer, the Fed had largely been staying on the sidelines, concerned that a U.S. rate hike would put untenable pressure on fragile foreign economies in the wake of the 1998 global currency and liquidity crisis. However, an improving outlook overseas prompted a change in direction. The Fed raised the federal funds target rate in June, August, and November by a total of 75 basis points (100 basis points equal one percent). The target rate has returned to its level of August 1998, just before the Fed cut rates three-quarters of a percent to alleviate the global financial crisis.

     The market largely anticipated these moves, pushing rates sharply higher throughout the year. For example, one-year Treasury bill yields climbed 106 basis points to 5.65% on November 30, and other short-term rates followed suit. A considerable portion of those increases occurred in the last few months of the period -- for example, the one-year rate rose more than 40 basis points in October and November alone. Yields on money market securities benefited from these changes.

PERFORMANCE AND STRATEGY REVIEW
-------------------------------

    PERFORMANCE COMPARISON
    ----------------------

    Periods Ended 11/30/99        6 Months       12 Months
    ----------------------        --------       ---------

    Prime Reserve Fund             2.36%           4.66%

    Prime Reserve PLUS Shares      2.27            4.46

    Lipper Money Market
    Funds Average                  2.26            4.43

================================================================================

     The Prime Reserve Fund posted good 6- and 12-month returns of 2.36% and 4.66%, respectively, surpassing the 2.26% and 4.43% gains for the Lipper Money Market Funds Average by a notable margin. Performance was aided by rising interest rates, which helped rebuild yields in our market. For the first time in many quarters, six-month dividends per share increased by a penny over the last period, contributing to a considerably improved seven-day compound dividend yield.

     The six-month return on the PLUS shares of the Prime Reserve Fund was 2.27%, and its 12-month advance was 4.46%. These results also outpaced the benchmark averages by slim margins. We are pleased with this result as the PLUS shares carry a higher expense ratio, reflecting additional services available to its investors.

     Rising interest rates during the period prompted a modest shift in our investment strategy. Earlier in the fiscal year, rates had been relatively low and the fund's dividend yield had slipped as a result. As we noted in the last shareholder report, our strategy at the time was to capture the higher yields at the longer end of the money market universe by maintaining an average maturity 10 to 15 days longer than our average peer. With rates rising, however, we chose to reduce the portfolio's weighted average maturity from 68 days on May 31, 1999, to a more neutral 59 days on November 30, 1999. We largely used a "barbell" portfolio structure to achieve the desired maturity -- that is, dividing significant assets between securities with one-month and one-year maturities. As long as the possibility of rising interest rates remains high, we will preserve an average maturity that is generally the same as or shorter than the average money market fund.

     We made only minor changes to the portfolio's sector positioning, modestly increasing our stake in asset-backed securities -- extremely high-quality, liquid securities collateralized by receivables or other assets. These securities contribute to the fund's very high-quality profile and also add to the fund's diversification.

     We increased fund exposure to floating rate notes from 18% of assets at the end of May to 31% at the end of November. Issuance of these securities increased dramatically during the middle of the year as they became a popular form of Year 2000 financing. The increased supply forced issuers to price offerings somewhat more attractively than in the last couple of years in order to attract buyers. Floating rate issues are designed with adjustable coupons that track rate changes relatively quickly -- a benefit to shareholders when rates are rising.

OUTLOOK
-------

     Interest rates could move higher in coming months because of persistent strength in the domestic economy and economic recovery overseas. However, the Fed's continued vigilance on inflation is good news for fixed income investors in the long term. Indeed, the market appears to us to offer attractive real rates of returns at these levels, and 2000 could bring better results. At present, we are focusing on the higher yields available in the marketplace and on maintaining liquidity and flexibility in the portfolio.

Respectfully submitted,

/s/

Edward A. Wiese
President
November 19, 1999

================================================================================
T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
  PORTFOLIO HIGHLIGHTS
  --------------------
  KEY STATISTICS
  --------------
                                            5/31/99     11/30/99
                                            -------     --------
  PRIME RESERVE SHARES
----------------------
  Price Per Share                          $   1.00  $     1.00
-------------------------------------------------------------------
  Dividends Per Share
-------------------------------------------------------------------
     For 6 months                             0.022       0.023
-------------------------------------------------------------------
     For 12 months                            0.047       0.046
-------------------------------------------------------------------
  Dividend Yield (7-Day Compound) *           4.35%       5.21%
-------------------------------------------------------------------
  Weighted Average Maturity (days)             68          59
-------------------------------------------------------------------
  Weighted Average Quality **              First Tier   First Tier
-------------------------------------------------------------------

  PRIME RESERVE PLUS SHARES
---------------------------
  Price Per Share                          $   1.00  $     1.00
-------------------------------------------------------------------
  Dividends Per Share
-------------------------------------------------------------------
     For 6 months                             0.022       0.023
-------------------------------------------------------------------
     For 12 months                             NA         0.044
-------------------------------------------------------------------
  Dividend Yield (7-Day Compound) *           4.27        4.98
-------------------------------------------------------------------
  Weighted Average Maturity (days)             68          59
-------------------------------------------------------------------
  Weighted Average Quality **              First Tier   First Tier
-------------------------------------------------------------------

* Dividends earned and reinvested for the periods indicated are annualized and divided by the fund's net asset value per share at the end of the period.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

     To  request  a  prospectus  for  any  T.  Rowe  Price  fund,   please  call
1-800-638-5660. Read the prospectus carefully before investing.

================================================================================
T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
SECTOR DIVERSIFICATION
----------------------
                                                     Percent of     Percent of
                                                     Net Assets     Net Assets
                                                        5/31/99       11/30/99
------------------------------------------------------------------------------
  U.S. Negotiable Bank Notes                                5%             7%
------------------------------------------------------------------------------
  Certificates of Deposit                                  26             26
------------------------------------------------------------------------------
      Domestic Negotiable CDs                               5              5
------------------------------------------------------------------------------
      Eurodollar Negotiable CDs                             9              6
------------------------------------------------------------------------------
      U.S. Dollar Denominated Foreign Negotiable CDs       12             15
------------------------------------------------------------------------------
  Commercial Paper and Medium-Term Notes                   63             65
------------------------------------------------------------------------------
      Asset-Backed                                         20             22
------------------------------------------------------------------------------
      Banking                                               9             15
------------------------------------------------------------------------------
      Automobiles and Related                               3              4
------------------------------------------------------------------------------
      Insurance                                             3              3
------------------------------------------------------------------------------
      Finance and Credit                                    5              3
------------------------------------------------------------------------------
      All Other                                            23             18
------------------------------------------------------------------------------
  Canadian Government and Municipalities                    1              1
------------------------------------------------------------------------------
  Foreign Government and Municipalities                     2              1
------------------------------------------------------------------------------
  Funding Agreements                                        4              3
------------------------------------------------------------------------------
  Other Assets Less Liabilities                            -1             -3
------------------------------------------------------------------------------
  Total                                                   100%           100%

  Fixed Rate Obligations                                   82             69
------------------------------------------------------------------------------
  Floating Rate Instruments                                18             31

================================================================================

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
----------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[SEC chart for Prime Reserve Shares shown here.]

[SEC chart for Prime Reserve PLUS Shares shown here.]

AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------

     This table shows how each share class would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                           Since      Inception
Periods Ended 11/30/99      1 Year  5 Years  10 Years  Inception           Date
----------------------      ------  -------  --------  ---------      ---------

Prime Reserve Shares         4.66%   5.06%      4.85%     7.36%        1/26/76
Prime Reserve PLUS Shares    4.46      -           -     4.46          11/1/98

     Investment return represents past performance and will vary. An investment in the fund is not insured or guaranteed by the FDICor any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

================================================================================

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Unaudited                         For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
PRIME RESERVE SHARES
--------------------

                            6 Months        Year
                               Ended       Ended
                            11/30/99     5/31/99     5/31/98     5/31/97     5/31/96     5/31/95
                            --------     -------     -------     -------     -------     -------
NET ASSET VALUE

Beginning of period       $   1.000   $   1.000   $   1.000   $   1.000   $   1.000   $   1.000

Investment activities
  Net investment income       0.023       0.047       0.050       0.048       0.051       0.047

Distributions
  Net investment income      (0.023)     (0.047)     (0.050)     (0.048)     (0.051)     (0.047)
------------------------------------------------------------------------------------------------
NET ASSET VALUE

End of period             $   1.000   $   1.000   $   1.000   $   1.000   $   1.000   $   1.000

RATIOS/SUPPLEMENTAL DATA
------------------------
TOTAL RETURN*                 2.36%       4.82%       5.16%       4.92%       5.25%       4.85%
------------------------------------------------------------------------------------------------
Ratio of total expenses to
average net assets            0.64%+      0.66%       0.63%       0.64%       0.66%       0.67%
------------------------------------------------------------------------------------------------
Ratio of net investment
income to average
net assets                    4.66%+      4.70%       5.06%       4.83%       5.07%       4.76%
------------------------------------------------------------------------------------------------
Net assets, end of period
(in millions)             $   5,322  $    5,169  $    4,889  $    4,561  $    4,011  $    3,841
------------------------------------------------------------------------------------------------

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Unaudited                         For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
PRIME RESERVE PLUS SHARES
-------------------------
                                                   6 Months          11/1/98
                                                      Ended          Through
                                                   11/30/99          5/31/99
                                                   --------          -------
NET ASSET VALUE

Beginning of period                               $   1.000        $   1.000
-------------------------------------------------------------------------------
Investment activities
 Net investment income                                0.023            0.025

Distributions
 Net investment income                               (0.023)          (0.025)
-------------------------------------------------------------------------------
NET ASSET VALUE

End of period                                     $   1.000        $   1.000

RATIOS/SUPPLEMENTAL DATA
------------------------
TOTAL RETURN*                                         2.27%            2.50%
-----------------------------------------------------------------------------
Ratio of total expenses to average net assets         0.81%+           0.82%+
-----------------------------------------------------------------------------
Ratio of net investment income to
     average net assets                               4.53%+           4.22%+
-----------------------------------------------------------------------------
Net assets, end of period (in millions)           $    34        $      20
-----------------------------------------------------------------------------
* Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.

================================================================================

T. ROWE PRICE PRIME RESERVE FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1999

STATEMENT OF NET ASSETS
-----------------------
                                                           Par         Value
                                                              In thousands
BANK NOTES  7.0%
----------------
Coamerica Bank, VR
        5.43%, 12/1/99                                 $  12,000   $  11,996
-----------------------------------------------------------------------------
        5.378%, 12/13/99                                  25,000      24,992
-----------------------------------------------------------------------------
Fifth Third Bank Cincinnati Ohio
        5.39%, 12/22 - 12/28/99                          100,000     100,001
-----------------------------------------------------------------------------
First Tennessee Bank, VR, 5.419%, 12/17/99                36,800      36,791
-----------------------------------------------------------------------------
First USA Bank Delaware, 6.08%, 10/10/00                  21,000      20,991
-----------------------------------------------------------------------------
Huntington National Bank, 6.26%, 10/27/00                 14,900      14,895
-----------------------------------------------------------------------------
Key Bank N.A., VR, 6.061%, 2/28/00                        25,700      25,692
-----------------------------------------------------------------------------
National City Bank, VR, 5.621%, 12/29/99                  57,700      57,662
-----------------------------------------------------------------------------
Southtrust Bank, VR, 5.439%, 12/6/99                      34,700      34,680
-----------------------------------------------------------------------------
U.S. Bank N.A. Minnesota, VR, 5.409%, 12/15/99            35,000      34,988
-----------------------------------------------------------------------------
Westpac Banking Corp., VR, 5.444%, 12/6/99                13,000      12,993
-----------------------------------------------------------------------------
Total Bank Notes (Cost  $375,681)                                    375,681
-----------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT  25.6%
------------------------------
Abbey National Treasury Services PLC
    (London)
        5.30%, 12/21/99                                   30,000      30,000
-----------------------------------------------------------------------------
        5.44%, 12/31/99                                   30,000      30,001
-----------------------------------------------------------------------------
Allfirst Bank Maryland
        5.58%, 12/20/99                                   25,000      24,990
-----------------------------------------------------------------------------
    VR, 6.123%, 2/7/00                                    10,000       9,998
-----------------------------------------------------------------------------
Banco Bilbao Vizcaya New York, 5.89%, 3/7/00               4,000       3,999
-----------------------------------------------------------------------------
Bank Austria, 6.185%, 12/1/00                             50,000      49,969
-----------------------------------------------------------------------------

Bank of Nova Scotia, 6.22%, 12/4/00                       45,000      44,965
-----------------------------------------------------------------------------
Bank of Scotland, 5.50%, 12/8/99                          24,750      24,724
-----------------------------------------------------------------------------
Barclays Bank PLC, (London)
        5.01%, 12/30/99                                   40,000      40,000
-----------------------------------------------------------------------------
        5.26%, 12/20/99                                   25,000      25,000
-----------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, (London),
        5.35%, 12/29/99                                   20,000      20,000
-----------------------------------------------------------------------------
Chase Manhattan Bank, 5.00%, 12/21/99                     59,500      59,500
-----------------------------------------------------------------------------
Commerzbank, 5.90%, 8/9/00                                43,900      43,865
-----------------------------------------------------------------------------
Credit Agricole Indosuez
    VR
        5.395%, 12/8/99                                   29,700      29,683
-----------------------------------------------------------------------------
        5.40%, 12/1/99                                    49,700      49,656
-----------------------------------------------------------------------------
Credit Commercial de France, 6.00%, 2/29/00            $  40,000   $  40,000
-----------------------------------------------------------------------------
Credit Communal De Belgique, VR, 6.106%, 2/29/00          50,000      49,982
-----------------------------------------------------------------------------
Deutsche Bank AG New York, 6.19%, 12/1/00                 30,000      29,980
-----------------------------------------------------------------------------
Dresdner Bank, VR, 5.559%, 12/23/99                       49,900      49,887
-----------------------------------------------------------------------------
First Union National Bank, VR, 6.14%, 2/16/00             10,000      10,000
-----------------------------------------------------------------------------
Fleet National Bank, VR, 5.405%, 12/6/99                  22,000      22,000
-----------------------------------------------------------------------------
Generale Bank, 4.92%, 12/14/99                            50,000      50,000
-----------------------------------------------------------------------------
Halifax, 5.40%, 12/30/99                                  20,000      19,998
-----------------------------------------------------------------------------
Harris Trust & Savings Bank, 5.53%, 12/17/99              38,000      38,000
-----------------------------------------------------------------------------
Lloyds Bank
        5.37%, 12/29/99                                   10,000      10,000
-----------------------------------------------------------------------------
        5.42%, 12/29/99                                   30,000      30,001
-----------------------------------------------------------------------------
Merita Bank PLC
        6.09%, 10/10/00                                   39,250      39,234
-----------------------------------------------------------------------------
    (London), 6.16%, 1/28/00                              25,000      25,000
-----------------------------------------------------------------------------
Natexis Banque, 5.285%, 3/10/00                           29,000      28,997
-----------------------------------------------------------------------------
National Bank of Canada, VR, 5.49%, 6/5/00                14,850      14,848
-----------------------------------------------------------------------------

National Westminster Bank PLC, 5.29%, 12/27/99            10,000      10,000
-----------------------------------------------------------------------------
Norddeutsche Landesbank, (London)
        5.29%, 12/29/99                                   25,000      25,000
-----------------------------------------------------------------------------
        6.12%, 2/1/00                                     50,000      50,001
-----------------------------------------------------------------------------
Skandinaviska Enskilda Banken, VR, 5.569%, 12/24/99       25,000      24,995
-----------------------------------------------------------------------------
Societe Generale, VR, 5.399%, 12/16/99                    42,800      42,788
-----------------------------------------------------------------------------
Svenska Handelsbanken
        5.30%, 12/30/99                                   24,000      24,000
-----------------------------------------------------------------------------
        6.06%, 1/14/00                                    32,000      32,001
-----------------------------------------------------------------------------
UBS AG
        5.51%, 6/5/00                                     24,900      24,895
-----------------------------------------------------------------------------
        6.01%, 8/14/00                                    64,700      64,678
-----------------------------------------------------------------------------
Unibank A/S, 5.92%, 8/7/00                                 9,800       9,797
-----------------------------------------------------------------------------
Union Bank of California, 5.05%, 12/13/99                 25,000      25,000
-----------------------------------------------------------------------------
Wachovia Bank of North Carolina, 5.53%, 12/20/99          30,000      30,000
-----------------------------------------------------------------------------
Westpac Banking Corp., 5.00%, 12/10/99                    49,500      49,500
-----------------------------------------------------------------------------
Wilmington Trust, 6.23%, 10/23/00                         15,000      14,991
-----------------------------------------------------------------------------
Total Certificates of Deposit (Cost  $1,371,923)                   1,371,923
-----------------------------------------------------------------------------

COMMERCIAL PAPER  49.5%
-----------------------
Albertson's, 4(2), VR, 5.424%, 12/14/99                $  25,000   $  24,994
-----------------------------------------------------------------------------
Alliance & Leicester, 4(2), 5.31%, 12/7 - 12/8/99         51,700      51,651
-----------------------------------------------------------------------------
Alpine Securitization Corp.
        6.00%, 1/13 - 2/10/00                             16,089      15,904
-----------------------------------------------------------------------------
        6.02%, 1/19/00                                     9,000       8,926
-----------------------------------------------------------------------------
        6.03%, 1/18/00                                     5,000       4,960
-----------------------------------------------------------------------------
        6.05%, 1/25/00                                    28,200      27,939
-----------------------------------------------------------------------------
        6.10%, 1/28/00                                    10,200      10,100
-----------------------------------------------------------------------------
        6.12%, 1/28/00                                     3,983       3,944
-----------------------------------------------------------------------------

American Home Products
    4(2)
        5.78%, 3/6/00                                      2,892       2,848
-----------------------------------------------------------------------------
    VR, 5.667%, 12/20/99                                  50,000      49,995
-----------------------------------------------------------------------------
Asset Securitization Cooperative Corp.
    4(2), VR
        5.30%, 12/1/99                                    20,000      20,000
-----------------------------------------------------------------------------
        5.543%, 12/20/99                                  39,750      39,750
-----------------------------------------------------------------------------
        5.98%, 1/27/00                                    35,000      34,668
-----------------------------------------------------------------------------
        6.00%, 1/27/00                                    53,500      52,992
-----------------------------------------------------------------------------
Associates Financial Services Co. of Puerto Rico,
        5.98%, 1/31/00                                     3,192       3,160
-----------------------------------------------------------------------------
AT&T, 4(2), VR, 6.136%, 1/13/00                           50,000      49,988
-----------------------------------------------------------------------------
Bell South Capital Funding, 4(2), 5.42%, 2/2/00            1,000         991
-----------------------------------------------------------------------------
BMW US Capital, 5.70%, 12/1/99                            28,105      28,105
-----------------------------------------------------------------------------
Caisse des Depots et Consignations, 4(2),
        5.30%, 12/10/99                                   35,000      34,954
-----------------------------------------------------------------------------
CBA (Delaware) Finance, 5.75%, 5/22/00                    35,000      34,033
-----------------------------------------------------------------------------
Chase Manhattan Corp., 5.50%, 12/21/99                    29,000      28,911
-----------------------------------------------------------------------------
Citicorp, 5.52%, 12/22/99                                 20,000      19,936
-----------------------------------------------------------------------------
Citigroup, 5.52%, 12/22/99                                 5,000       4,984
-----------------------------------------------------------------------------
Coca Cola Company, 4(2), 5.53%, 12/21/99                  50,000      49,846
-----------------------------------------------------------------------------
Corporate Asset Funding
    4(2)
        5.33%, 12/2/99                                    34,500      34,495
-----------------------------------------------------------------------------
        5.43%, 12/6/99                                    49,750      49,750
-----------------------------------------------------------------------------
        5.95%, 1/24/00                                    36,000      35,679
-----------------------------------------------------------------------------
Corporate Receivables Corp.
        5.35%, 12/7/99                                 $  50,000   $  49,955
-----------------------------------------------------------------------------
    VR, 5.448%, 12/15/99                                  48,750      48,750
-----------------------------------------------------------------------------

Credit Suisse First Boston, Inc.
        5.89%, 2/17/00                                    25,000      24,681
-----------------------------------------------------------------------------
    4(2), VR, 5.593%, 12/21/99                            10,000      10,000
-----------------------------------------------------------------------------
Delaware Funding
    4(2)
        5.32%, 12/3/99                                    20,000      19,994
-----------------------------------------------------------------------------
        5.82%, 2/22/00                                    50,000      49,329
-----------------------------------------------------------------------------
        6.00%, 1/24/00                                    20,000      19,820
-----------------------------------------------------------------------------
        6.10%, 1/20/00                                    50,000      49,577
-----------------------------------------------------------------------------
Den Danske Corp.
        5.12%, 12/23/99                                   24,700      24,623
-----------------------------------------------------------------------------
        5.30%, 12/23/99                                   49,000      48,841
-----------------------------------------------------------------------------
Dexia CLF Finance
    4(2)
        5.33%, 12/8/99                                    11,044      11,033
-----------------------------------------------------------------------------
        5.35%, 12/15/99                                   10,000       9,979
-----------------------------------------------------------------------------
Dover Corp., 4(2), 5.55%, 12/2 - 12/7/99                   6,000       5,995
-----------------------------------------------------------------------------
Enterprise Funding
    4(2)
        5.33%, 12/3/99                                     5,000       4,998
-----------------------------------------------------------------------------
        5.38%, 12/3/99                                     2,500       2,499
-----------------------------------------------------------------------------
        5.50%, 12/16/99                                    4,000       3,991
-----------------------------------------------------------------------------
        5.52%, 12/15/99                                   12,800      12,773
-----------------------------------------------------------------------------
        5.53%, 12/16/99                                   24,497      24,441
-----------------------------------------------------------------------------
Falcon Asset Securitization
    4(2)
        5.35%, 12/2/99                                    35,000      34,995
-----------------------------------------------------------------------------
        6.02%, 1/10/00                                    37,860      37,607
-----------------------------------------------------------------------------
        6.10%, 1/18/00                                    20,000      19,837
-----------------------------------------------------------------------------
FCAR Owner Trust, 5.40%, 12/21/99                          2,500       2,492
-----------------------------------------------------------------------------
Finova Capital, VR, 6.12%, 2/14/00                        24,900      24,900
-----------------------------------------------------------------------------
France Telecom, 4(2), 5.75%, 12/9/99                      38,155      38,106
-----------------------------------------------------------------------------

Gap, 4(2), 5.30%, 12/22/99                                 1,000         997
-----------------------------------------------------------------------------
General Electric Capital, 5.90%, 3/10/00               $  17,000   $  16,721
-----------------------------------------------------------------------------
Generale Funding LLC, 4(2), 5.145%, 12/27/99              40,000      39,851
-----------------------------------------------------------------------------
Golden Funding
    4(2)
        5.83%, 3/3/00                                     26,082      25,689
-----------------------------------------------------------------------------
        6.14%, 1/27/00                                     7,200       7,130
-----------------------------------------------------------------------------
Greenwich Funding, 4(2), 6.00%, 1/24/00                   13,200      13,081
-----------------------------------------------------------------------------
Halifax, 5.50%, 12/16/99                                  40,765      40,672
-----------------------------------------------------------------------------
Heller Financial Services, 5.57%, 12/17/99                12,000      11,970
-----------------------------------------------------------------------------
Island Finance of Puerto Rico
        5.29%, 12/8/99                                     9,500       9,490
-----------------------------------------------------------------------------
        5.95%, 2/15/00                                    20,000      19,749
-----------------------------------------------------------------------------
Jefferson Pilot
    4(2)
        5.92%, 2/1/00                                     10,000       9,898
-----------------------------------------------------------------------------
        5.95%, 2/1/00                                      2,500       2,474
-----------------------------------------------------------------------------
Kitty Hawk Funding
    4(2)
        5.77%, 3/20/00                                    25,000      24,559
-----------------------------------------------------------------------------
        5.80%, 3/20/00                                     6,682       6,564
-----------------------------------------------------------------------------
        6.11%, 1/18/00                                    25,000      24,796
-----------------------------------------------------------------------------
Knight-Ridder, 4(2), 6.08%, 2/4/00                         6,000       5,934
-----------------------------------------------------------------------------
Leland Stanford Junior Univ. of California
        5.55%, 12/13/99                                    9,000       8,983
-----------------------------------------------------------------------------
        5.60%, 12/21/99                                    6,589       6,569
-----------------------------------------------------------------------------
Lloyds Bank PLC
        5.32%, 12/29/99                                   25,000      24,897
-----------------------------------------------------------------------------
        5.33%, 12/29/99                                    4,500       4,481
-----------------------------------------------------------------------------
        5.37%, 12/20/99                                   25,000      24,929
-----------------------------------------------------------------------------
Market Street Funding, 4(2), 5.55%, 12/14/99              49,000      48,902
-----------------------------------------------------------------------------

Marsh USA
    4(2)
        5.53%, 2/1/00                                     36,700      36,351
-----------------------------------------------------------------------------
        5.75%, 3/20/00                                    40,000      39,297
-----------------------------------------------------------------------------
Merck & Company, 5.37%, 2/1/00                             1,000         991
-----------------------------------------------------------------------------
Merrill Lynch
        5.30%, 12/17/99                                   25,000      24,941
-----------------------------------------------------------------------------
        5.50%, 12/2/99                                    19,500      19,497
-----------------------------------------------------------------------------
Morgan Stanley Dean Witter, 5.93%, 2/3/00              $  36,000   $  35,620
-----------------------------------------------------------------------------
Natexis US Finance, 5.34%, 12/20/99                       20,000      19,944
-----------------------------------------------------------------------------
Northern Illinois Gas, 5.27%, 12/3/99                      4,158       4,157
-----------------------------------------------------------------------------
Park Avenue Receivables Corp.
    4(2)
        5.34%, 12/8 - 12/17/99                            17,100      17,073
-----------------------------------------------------------------------------
        6.15%, 1/18/00                                     2,020       2,003
-----------------------------------------------------------------------------
    VR, 5.478%, 12/13/99                                  49,750      49,750
-----------------------------------------------------------------------------
    VR, 5.743%, 12/22/99                                  25,000      25,000
-----------------------------------------------------------------------------
Power Auth., State of New York, 5.30%, 12/8/99            10,240      10,229
-----------------------------------------------------------------------------
Preferred Receivables Funding
    4(2)
        5.34%, 12/9/99                                    18,000      17,979
-----------------------------------------------------------------------------
        5.35%, 12/13/99                                   48,500      48,414
-----------------------------------------------------------------------------
        5.50%, 12/10/99                                   11,400      11,384
-----------------------------------------------------------------------------
        5.85%, 2/7/00                                     14,000      13,845
-----------------------------------------------------------------------------
        5.88%, 1/24/00                                    11,070      10,972
-----------------------------------------------------------------------------
        5.95%, 2/11/00                                     4,000       3,952
-----------------------------------------------------------------------------
        6.02%, 1/31/00                                    16,000      15,837
-----------------------------------------------------------------------------
        6.10%, 1/20/00                                    32,500      32,225
-----------------------------------------------------------------------------
Province of Quebec, 4.77%, 12/17/99                       38,400      38,319
-----------------------------------------------------------------------------
Reed Elsevier, 4(2), 5.65%, 12/1/99                        1,098       1,098
-----------------------------------------------------------------------------

Repeat Offering Securitization Entity
    4(2)
        6.05%, 1/21/00                                     2,000       1,983
-----------------------------------------------------------------------------
        6.14%, 1/24/00                                     2,788       2,762
-----------------------------------------------------------------------------
        6.16%, 1/28/00                                    24,250      24,009
-----------------------------------------------------------------------------
Sand Dollar Funding LLC
    4(2)
        5.90%, 2/9 - 2/11/00                             102,922     101,732
-----------------------------------------------------------------------------
        6.05%, 1/28/00                                    24,500      24,261
-----------------------------------------------------------------------------
        6.10%, 1/21/00                                    28,560      28,313
-----------------------------------------------------------------------------
Schering Corp., 5.45%, 12/7/99                             9,125       9,117
-----------------------------------------------------------------------------
Tasmanian Public Finance, 4(2), 5.35%, 12/10/99            9,450       9,437
-----------------------------------------------------------------------------
Telstra, 5.35%, 12/17/99                                  13,500      13,468
-----------------------------------------------------------------------------
Toronto-Dominion Holdings (USA), 5.35%, 12/13/99          65,000      64,884
-----------------------------------------------------------------------------
Toyota Motor Credit
        5.30%, 12/14/99                                $  38,450   $  38,376
-----------------------------------------------------------------------------
        5.50%, 12/17/99                                   20,942      20,891
-----------------------------------------------------------------------------
Variable Funding Capital, 4(2), 6.25%, 1/21/00             9,500       9,416
-----------------------------------------------------------------------------
Westpac Capital, 5.12%, 12/22/99                          25,000      24,925
-----------------------------------------------------------------------------
Yale Univ.
        5.52%, 12/2/99                                    11,000      10,998
-----------------------------------------------------------------------------
        6.12%, 1/26/00                                    25,850      25,604
-----------------------------------------------------------------------------
ZCM Matched Funding
        5.70%, 12/1/99                                    25,000      25,000
-----------------------------------------------------------------------------
        5.71%, 12/1/99                                    25,000      25,000
-----------------------------------------------------------------------------
    4(2), 5.64%, 12/6/99                                  30,000      29,976
-----------------------------------------------------------------------------
Total Commercial Paper (Cost  $2,650,085)                           ,650,085
-----------------------------------------------------------------------------

MEDIUM-TERM NOTES  17.9%
------------------------
A T & T Capital, VR, 6.83%, 12/1/00                       21,250      21,388
-----------------------------------------------------------------------------
Abbey National Treasury Services PLC, 5.92%, 8/7/00       50,000      49,987
-----------------------------------------------------------------------------
American General Finance
        7.10%, 12/23/99                                    4,250       4,255
-----------------------------------------------------------------------------
    Sr. Notes, 7.125%, 12/1/99                             1,500       1,500
-----------------------------------------------------------------------------
Associates Manufacturing Housing Pass-Through Trust
    (144a), VR, 5.658%, 12/15/99                          34,069      34,069
-----------------------------------------------------------------------------
Associates Corp. of North America, Sr. Notes,
        8.25%, 12/1/99                                     1,000       1,000
-----------------------------------------------------------------------------
Bear Stearns, VR, 5.51%, 12/10/99                         24,800      24,806
-----------------------------------------------------------------------------
Beta Finance, Inc., VR, 5.428%, 12/15/99                  50,000      49,989
-----------------------------------------------------------------------------
Caterpillar Financial Services
        6.95%, 11/1/00                                     1,400       1,409
-----------------------------------------------------------------------------
    VR
        5.664%, 12/27/99                                  15,000      14,998
-----------------------------------------------------------------------------
        6.104%, 7/10/00                                   15,900      15,900
-----------------------------------------------------------------------------
Chrysler Financial
        5.25%, 10/19/00                                    3,500       3,476
-----------------------------------------------------------------------------
    Sr. Notes, 9.50%, 12/15/99                            13,000      13,021
-----------------------------------------------------------------------------
Ciesco L.P.
    (144a), VR
        5.424%, 12/16/99                                  50,000      49,987
-----------------------------------------------------------------------------
        5.479%, 12/17/99                                  24,750      24,745
-----------------------------------------------------------------------------
CIT Group, 5.875%, 12/9/99                             $  12,000   $  12,002
-----------------------------------------------------------------------------
Citicorp
    VR
        5.439%, 12/2/99                                   25,000      25,000
-----------------------------------------------------------------------------
        6.131%, 2/10/00                                   10,000       9,998
-----------------------------------------------------------------------------
Colgate Palmolive, VR, 6.033%, 2/7/00                     24,800      24,783
-----------------------------------------------------------------------------
Corestates Capital, VR, 5.509%, 12/1/99                    5,000       5,000
-----------------------------------------------------------------------------

Countrywide Home Loans
        6.43%, 10/23/00                                    4,000       4,003
-----------------------------------------------------------------------------
        VR, 5.559%, 12/30/99                              23,000      23,000
-----------------------------------------------------------------------------
DaimlerChrysler North America, VR, 5.538%, 12/30/99       49,800      49,780
-----------------------------------------------------------------------------
Diageo PLC, 6.24%, 12/4/00                                48,900      48,872
-----------------------------------------------------------------------------
Ford Motor Credit
        6.375%, 10/6/00                                    5,000       5,011
-----------------------------------------------------------------------------
        7.02%, 10/10/00                                    3,000       3,023
-----------------------------------------------------------------------------
    VR
        5.499%, 10/2/00                                   20,000      19,984
-----------------------------------------------------------------------------
        6.038%, 2/18/00                                   25,000      24,982
-----------------------------------------------------------------------------
General Electric Capital, VR, 5.503%, 12/1/99             20,000      19,994
-----------------------------------------------------------------------------
General Motors Acceptance Corp.
        6.125%, 11/21/00                                   5,000       4,990
-----------------------------------------------------------------------------
        6.21%, 9/19/00                                    13,000      13,011
-----------------------------------------------------------------------------
Goldman Sachs Group
    VR
        5.40%, 12/13/99                                   25,000      25,000
-----------------------------------------------------------------------------
        5.404%, 12/6/99                                   15,000      15,000
-----------------------------------------------------------------------------
GTE, VR, 5.546%, 12/13/99                                 24,900      24,891
-----------------------------------------------------------------------------
Heller Financial Services, 5.875%, 11/1/00                 1,500       1,495
-----------------------------------------------------------------------------
Household Finance, VR, 5.569%, 12/10/99                   10,000      10,000
-----------------------------------------------------------------------------
IBM, VR, 6.104%, 1/28/00                                  12,800      12,792
-----------------------------------------------------------------------------
International Lease Finance, 6.25%, 10/15/00               6,000       6,007
-----------------------------------------------------------------------------
John Deere Owner Trust, VR, 4.999%, 6/19/00                8,943       8,943
-----------------------------------------------------------------------------
KFW International Finance, 9.50%, 12/15/00                 3,915       4,041
-----------------------------------------------------------------------------
LINCS Series 1999-2, (144a), VR, 5.448%, 12/20/99         72,900      72,900
-----------------------------------------------------------------------------
National Rural Utilities Cooperative Finance Corp.
    VR, 5.409%, 12/2/99                                   54,900      54,900
-----------------------------------------------------------------------------
Norwest Corp., 6.125%, 10/15/00                            1,500       1,500
-----------------------------------------------------------------------------
Norwest Financial, Sr. Notes, 6.875%, 12/15/99         $   1,000   $   1,001
-----------------------------------------------------------------------------

Rabobank Optional Redemption Trust, VR,
        5.459%, 12/17/99                                  14,363      14,363
-----------------------------------------------------------------------------
Royal Bank of Canada, VR, 6.204%, 1/28/00                 10,000       9,998
-----------------------------------------------------------------------------
Salomon Smith Barney, (144a), 6.98%, 12/30/99              2,000       2,003
-----------------------------------------------------------------------------
Strategic Money Market Trust (1999-B), VR,
        5.57%, 12/15/99                                   50,000      50,000
-----------------------------------------------------------------------------
Wachovia Bank Corp., Sub. Notes, 7.00%, 12/15/99           1,475       1,476
-----------------------------------------------------------------------------
Wells Fargo & Company, 5.225%, 4/10/00                    40,000      39,995
-----------------------------------------------------------------------------
Total Medium-Term Notes (Cost  $960,268)                             960,268
-----------------------------------------------------------------------------

FUNDING AGREEMENTS  2.7%
------------------------
Allstate Life Insurance, VR, 5.558%, 12/1/99 +            25,000      25,000
-----------------------------------------------------------------------------
Peoples Benefit Life Insurance
    VR
        5.55%, 12/1/99 +                                  40,000      40,000
-----------------------------------------------------------------------------
        5.56%, 12/1/99 +                                  25,000      25,000
-----------------------------------------------------------------------------
Protective Life Insurance, VR, 5.703%, 12/1/99 +          30,000      30,000
-----------------------------------------------------------------------------
Security Life of Denver, 6.301%, 2/23/00 +                25,000      25,000
-----------------------------------------------------------------------------
Total Funding Agreements (Cost  $145,000)                            145,000

TOTAL INVESTMENTS IN SECURITIES
102.7% of Net Assets (Cost $5,502,957)                         $   5,502,957

Other Assets Less Liabilities                                       (146,941)

NET ASSETS                                                     $   5,356,016

NET ASSETS CONSIST OF:

Accumulated net investment income - net of distributions       $         735

Accumulated net realized gain/loss - net of distributions                735

Paid-in-capital applicable to $0.01 par value capital stock
outstanding; 15,000,000,000 shares authorized                      5,354,546

NET ASSETS                                                     $   5,356,016

NET ASSET VALUE PER SHARE

PRIME RESERVE SHARES
($5,321,900,357/5,321,928,324 SHARES OUTSTANDING)              $        1.00

PRIME RESERVE PLUS SHARES
($34,115,443/34,115,782 SHARES OUTSTANDING)                    $        1.00

================================================================================

     +    Private Placement
     VR   Variable Rate
     4(2) Commercial Paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
     144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 3.4% of net assets.

  The accompanying notes are an integral part of these financial statements.
================================================================================

T. ROWE PRICE PRIME RESERVE FUND
--------------------------------
Unaudited

STATEMENT OF OPERATIONS
-----------------------
In thousands
                                                      6 Months
                                                         Ended
                                                      11/30/99
                                                      --------
INVESTMENT INCOME
-----------------
Interest income                                      $ 140,592
                                                     ---------
Expenses
 Investment management                                   9,786
 Shareholder servicing
  Prime Reserve shares                                   6,522
  Prime Reserve PLUS shares                                111
 Prospectus and shareholder reports                        381
 Custody and accounting                                    150
 Registration                                               31
 Legal and audit                                            19
 Directors                                                  12
 Miscellaneous                                              20
                                                      ---------
 Total expenses                                         17,032
 Expenses paid indirectly                                   (5)

 Net expenses                                           17,027
                                                     ---------
Net investment income                                  123,565
                                                     ---------
REALIZED GAIN (LOSS)
--------------------
Net realized gain (loss) on securities                     (45)
                                                      ---------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                              $  123,520
                                                     ---------
The accompanying notes are an integral part of these financial statements.
================================================================================

T. ROWE PRICE PRIME RESERVE FUND
--------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
In thousands
                                                     6 Months           Year
                                                        Ended          Ended
                                                     11/30/99        5/31/99
                                                     --------        -------
INCREASE (DECREASE) IN NET ASSETS
---------------------------------
Operations
 Net investment income                             $  123,565    $   238,106
 Net realized gain (loss)                                 (45)           695
                                                   -------------------------
 Increase (decrease) in net assets
  from operations                                     123,520        238,801
                                                   -------------------------
Distributions to shareholders
 Net investment income
   Prime Reserve shares                              (122,943)      (238,015)
   Prime Reserve PLUS shares                             (622)          (170)
                                                   -------------------------
Decrease in net assets from distributions            (123,565)      (238,185)
                                                   -------------------------
Capital share transactions *
Shares sold
 Prime Reserve shares                               4,675,776     10,346,430
 Prime Reserve PLUS shares                             47,242         36,500
                                                   -------------------------
Increase in net assets from shares sold             4,723,018     10,382,930
                                                   -------------------------
Distributions reinvested
 Prime Reserve shares                                 118,648        230,066
 Prime Reserve PLUS shares                                611            165
                                                   -------------------------
Increase in net assets from
 distributions reinvested                             119,259        230,231
                                                   -------------------------
Shares redeemed
 Prime Reserve shares                              (4,641,515)   (10,297,344)
 Prime Reserve PLUS shares                            (33,712)       (16,691)
                                                   -------------------------
Decrease in net assets from shares redeemed        (4,675,227)   (10,314,035)
                                                   -------------------------
Increase (decrease) in net assets from
capital share transactions                            167,050        299,126
                                                   -------------------------
NET ASSETS
----------
Increase (decrease) during period                     167,005        299,742
Beginning of period                                 5,189,011      4,889,269
                                                   -------------------------
End of period                                      $5,356,016    $ 5,189,011
                                                   -------------------------
                                                   -------------------------

     *    Capital share transactions at net asses value of $1.00 per share.

The accompanying notes are an integral part of these financial statements.
================================================================================

T. ROWE PRICE PRIME RESERVE FUND
--------------------------------
Unaudited                                                    November 30, 1999

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

     T. Rowe Price Prime Reserve Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on March 3, 1976. Its goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income. The fund offers two classes of shares, Prime Reserve and Prime Reserve PLUS. Prime Reserve PLUS commenced operations on November 1, 1998, and offers expanded shareholder services, the cost of which is borne by its shareholders. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters which relate to both classes, and, in all other respects, the same rights and obligations as the other class.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     VALUATION Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as autho rized by the Board of Directors.

     PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

     CLASS ACCOUNTING Shareholder servicing expenses are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared by the fund on a daily basis, and paid monthly. Capital gain distributions, if any, are declared by the fund on an annual basis.

     OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian, which are used to reduce the fund's custody charges.

NOTE 2 - FEDERAL INCOME TAXES
-----------------------------

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At November 30, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $5,502,957,000.

NOTE 3- RELATED PARTY TRANSACTIONS
----------------------------------

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $1,618,000 was payable at November 30, 1999. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.05% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 1999, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     The manager has agreed to bear any expenses through April 30, 2000, which would cause Prime Reserve PLUS' ratio of total expenses to average net assets to exceed 1.00%. Thereafter, through April 30, 2002, Prime Reserve PLUS is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement with causing its ratio of total expenses to average net assets to exceed 1.00%.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $4,965,000 for the six months ended November 30, 1999, of which $1,007,000 was payable at period-end.

================================================================================

T. ROWE PRICE SHAREHOLDER SERVICES
----------------------------------

     INVESTMENT SERVICES AND INFORMATION
     -----------------------------------

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

          BY PHONE Shareholder service representatives are available from 8 a.m. to 10 p.m. ET Monday through Friday and from 8:30 a.m. to 5 p.m. ET on weekends. Call 1-800-225-5132 to speak directly with a representative who will be able to assist you with your accounts.

          IN PERSON Visit one of our investor center locations to meet with a representative who will be able to assist you with your accounts. You can also drop off applications or obtain prospectuses and other literature at these centers.

     AUTOMATED 24-HOUR SERVICES

          TELE*ACCESS (Registration Mark) Call 1-800-638-2587 to obtain information such as account balance, date and amount of your last transaction, latest dividend payment, fund prices, and yields. Additionally, you have the ability to request prospectuses, statements, and account and tax forms; to reorder checks; and to initiate purchase, redemption, and exchange orders for identically registered accounts.

          INTERNET. T. ROWE PRICE WEB SITE: WWW.TROWEPRICE.COM All the information and services available on Tele*Access are available on our Web site, including transactions in your fund and brokerage accounts (with preauthorized access).

     ACCOUNT SERVICES

          CHECKING Write checks for $500 or more on any money market and most bond fund accounts (except the High Yield and Emerging Markets Bond Funds).

          AUTOMATIC INVESTING Build your account over time by investing directly from your bank account or paycheck with Automatic Asset Builder. Additionally, Automatic Exchange enables you to set up systematic investments from one fund account into another, such as from a money fund into a stock fund. A $50 minimum makes it easy to get started.

          AUTOMATIC WITHDRAWAL If you need money from your fund account on a regular basis, you can establish scheduled, automatic redemptions.

          DIVIDEND AND CAPITAL GAINS PAYMENT OPTIONS Reinvest all or some of your distributions, or take them in cash. We give you maximum flexibility and convenience.

     BROKERAGE SERVICES*

          INVESTMENTS AVAILABLE You can trade stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**

          TO OPEN AN ACCOUNT Call a shareholder service representative for more information.

     INVESTMENT INFORMATION

          COMBINED STATEMENT A comprehensive overview of your T. Rowe Price accounts is provided. The summary page gives you earnings by tax category, provides total portfolio value, and lists your investments by type. Detail pages itemize account transactions.

          SHAREHOLDER REPORTS Portfolio managers review the performance of the funds in plain language and discuss T. Rowe Price's economic outlook.

          T. ROWE PRICE REPORT This is a quarterly newsletter with relevant articles on market trends, personal financial planning, and T. Rowe Price's economic perspective.

          PERFORMANCE   UPDATE  This  quarterly  report  reviews  recent  market
          developments and provides comprehensive performance information for every T. Rowe Price fund.

          INSIGHTS These are reports on mutual fund tax issues, investment strategies, investment fundamentals, and financial markets.

          DETAILED INVESTMENT GUIDES Our Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Retirees Financial Guide, and Retirement Planning Kit (also available on disk or CD-ROM for PC use) can help you determine and reach your investment goals.

          * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

          ** Based on a September 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

================================================================================

T. Rowe Price Mutual Funds
--------------------------
STOCK FUNDS
-----------
DOMESTIC
--------
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media &  Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total Equity Market Index
Value

INTERNATIONAL/GLOBAL
--------------------
Emerging Markets Stock
European Stock
Global  Stock
International  Discovery
International  Growth  &  Income
International  Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS
----------
DOMESTIC TAXABLE
----------------
Corporate  Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury  Intermediate
U.S.  Treasury  Long-Term

DOMESTIC TAX-FREE
-----------------
California  Tax-Free Bond
Florida  Intermediate  Tax-Free
Georgia Tax-Free Bond
Maryland  Short-Term  Tax-Free Bond
Maryland  Tax-Free Bond
New Jersey  Tax-Free Bond
New  York  Tax-Free  Bond
Summit   Municipal   Income
Summit   Municipal Intermediate
Tax-Free High Yield
Tax-Free  Income
Tax-Free  Intermediate  Bond
Tax-Free  Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

INTERNATIONAL/GLOBAL
--------------------
Emerging Markets Bond
Global Bond
International Bond

MONEY MARKET FUNDS
------------------
TAXABLE
-------
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
--------
California Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
-------------------
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


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T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
---------------------
Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

* Closed to new investors.

     Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus. Read it carefully before investing.

     The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by SECURITY BENEFIT LIFE INSURANCE COMPANY. In New York, it [#FSB201(11-96)] is issued by FIRST SECURITY BENEFIT LIFE INSURANCE COMPANY of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

================================================================================
T. Rowe Price Retirement Plans and Resources
--------------------------------------------
RETIREMENT PLANS AND RESOURCES
------------------------------

          We recognize that saving for retirement is the number one investment goal for most Americans. We can help you meet your retirement needs, whether you are starting an IRA or designing a retirement program for your employees. T. Rowe Price offers an assortment of retirement plans for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We provide recordkeeping, communications, and investment management services, as well as a variety of educational materials, self-help planning guides, and software tools to help you choose and implement a retirement plan appropriate for you. For information or to request literature, call us at 1-800-638-5660.


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IRAs AND QUALIFIED PLANS
------------------------
  Traditional IRA                  Money Purchase Pension
  Roth IRA                         "Paired" Plans (Money Purchase
  Rollover IRA                      Pension and Profit Sharing Plans)
  SEP-IRA                          401(k)
  SIMPLE IRA                       401(b)
  Profit Sharing                   457 Deferred Compensation

RETIREMENT RESOURCES AT T. ROWE PRICE
-------------------------------------
PLANNING AND INFORMATIONAL GUIDES
---------------------------------
  Minimum Required Distributions Guide
  Retirement Planning Kit
  Retirees Financial Guide
  Tax Considerations for Investors

INVESTMENT KITS
---------------
  The IRA Investing Kit
  Roth IRA Conversion Kit
  Rollover IRA Kit
  The T. Rowe Price SIMPLE IRA Plan Kit
  The T. Rowe Price SEP-IRA Plan
  The Simplified Keogh Plan [Registration Mark] From T. Rowe Price The T. Rowe Price 401(k) Century Plan [Registration Mark]
    (for small businesses)
  Money Purchase Pension/Profit Sharing Plan Kit
  Investing for Retirement in Your 403(b) Account
  The T. Rowe Price No-Load Variable Annuity Information Kit

INSIGHTS REPORTS
----------------
  The Challenge of Preparing for Retirement
  Financial Planning After Retirement
  The Roth IRA: A Review

SOFTWARE PACKAGES
-----------------

     T. ROWE PRICE RETIREMENT PLANNING ANALYZER [TM] CD-ROM or diskette $19.95. To order, please call 1-800-541-5760. Also available on the Internet for $9.95.

     T. ROWE PRICE VARIABLE ANNUITY ANALYZER [TM] CD-ROM or diskette, free. To order, please call 1-800-469-5304.

     Many of these resources are also available for viewing or ordering on the Internet at WWW.TROWEPRICE.COM.

================================================================================

T. ROWE PRICE INSIGHTS REPORTS

     THE FUNDAMENTALS OF INVESTING

          Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660.

          INSIGHTS REPORTS
          ----------------
          GENERAL INFORMATION

          The ABCs of Giving
          Back to Basics: The ABCs of Investing
          The Challenge of Preparing for Retirement
          Financial Planning After Retirement
          Getting Started: Investing With Mutual Funds
          The Roth IRA: A Review
          Tax Information for Mutual Fund Investors

          INVESTMENT STRATEGIES

          Conservative Stock Investing
          Dollar Cost Averaging
          Equity Index Investing
          Growth Stock Investing
          Investing for Higher Yield
          Managing Risk Through Diversification
          The Power of Compounding
          Value Investing

          TYPES OF SECURITIES

          The Basics of International  Stock Investing
          The Basics of Tax-Free  Investing
          The Fundamentals of Fixed Income Investing
          Global Bond Investing
          Investing in Common  Stocks
          Investing in Emerging  Growth  Stocks
          Investing in Financial Services  Stocks
          Investing in Health Care  Stocks
          Investing in High-Yield Municipal   Bonds
          Investing in Money Market Securities
          Investing in Mortgage-Backed Securities
          Investing in Natural Resource Stocks
          Investing in Science and Technology Stocks
          Investing in Small-Company  Stocks
          Understanding Derivatives
          Understanding High-Yield "Junk" Bonds

          BROKERAGE INSIGHTS

          Combining Individual Securities With Mutual Funds
          Getting Started: An Introduction to Individual Securities What You Should Know About Bonds
          What You Should Know About Margin and Short-Selling
          What You Should Know About Options
          What You Should Know About Stocks

          T. Rowe Price Insights are also available for reading or downloading on the Internet at WWW.TROWEPRICE.COM.


================================================================================

T. ROWE PRICE BROKERAGE
-----------------------

     BROKERAGE SERVICES
     ------------------

          T. ROWE PRICE BROKERAGE IS A DIVISION OF T. ROWE PRICE INVESTMENT SERVICES, INC., MEMBER NASD/SIPC.

          T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer significant commission savings over full-service brokerages on a wide range of individual securities and other investments.*

               INTERNET AND AUTOMATED SERVICES You can enter trades, access quotes, and review account information 24 hours a day, seven days a week, by telephone or computer. We offer a flat-rate commission of $24.95 on stock trades placed through our Internet-Trader service.**

               RESEARCH SERVICES To help you make informed investment decisions, we offer access to several sources of data. You can research your investments using our Online Research & News Service, provided by Thomson Investors Network, which includes company profiles, intra-day and 12-month interactive charting, and analysts' ratings and earnings estimates. Using our Research On Call service, you can request reports from Standard & Poor's, Vicker's, Lipper, and other well-known research providers to be delivered by fax or by mail.

               DIVIDEND REINVESTMENT SERVICE This service helps keep more of your money working for you. Cash dividends (of $10 or greater) from your eligible securities will be invested automatically in additional shares of the same company, free of charge. Most stocks listed on national securities exchanges or Nasdaq are eligible for this service.

               * Based on a September 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.
               ** $24.95 per trade for up to 1,000 shares plus an additional $.02 for each share over 1,000 shares. Visit our Web site for a complete commission schedule or call for rates on representative-assisted and other non-Internet trades.

================================================================================

FOR FUND AND ACCOUNT INFORMATION
OR TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A WEEK
By touch-tone telephone
TELE*ACCESS 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE
WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAIN INFORMATION, CALL:
1-800-638-5660

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears on
your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution  only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.

WALK-IN INVESTOR CENTERS:
For directions, call 1-800-225-5132
or visit our Web site

BALTIMORE AREA
DOWNTOWN
101 East Lombard Street
OWINGS MILLS
Three Financial Center
4515 Painters Mill Road

BOSTON AREA
386 Washington Street
Wellesley

COLORADO SPRINGS
4410 ArrowsWest Drive

LOS ANGELES AREA
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

TAMPA
4200 West Cypress Street
10th  Floor

WASHINGTON, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.          F44-051  11/30/99